Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Derivative financial instruments
Change in fair value of the derivative instruments	$ 34,679	$ (59,565)	$ 16,542	$ (60,946)
Foreign exchange swaps
Derivative financial instruments
Change in fair value of the derivative instruments	30,640	(62,439)	5,678	(62,109)
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	3,960	2,310	10,600	750
Interest rate caps
Derivative financial instruments
Change in fair value of the derivative instruments	$ 79	$ 564	$ 264	$ 413